Schedule of fair value at amortized cost (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Compulsory deposits at central banks	$ 938,659	$ 43,542
Credit card receivables	4,780,520	19,644
Credit card receivables	136,843	2,908,907
Loans to customers	1,194,814	174,694
Other financial assets at amortized cost	18,493
Total	6,932,486
Total	957,152
Total	5,486,298
Deposits in electronic money	1,888,454	1,029,284
RDB and RDB-V	7,759,665	4,536,065
Time deposit	19,181	19,513
Payables to credit card network	4,882,159	3,331,258
Borrowings and financing	147,243	97,454
Securitized borrowings	10,011	79,742
Total	14,706,713
Total	15,416,140	9,716,139
Other financial assets at amortized cost		22,870
Total		3,150,013
Total		66,412
Total		2,962,823
Total		9,093,316
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Compulsory deposits at central banks	938,659	43,542
Credit card receivables
Loans to customers
Other financial assets at amortized cost	18,493
Deposits in electronic money	1,689,569	1,029,356
RDB and RDB-V	7,759,665	4,536,065
Time deposit	19,181	19,513
Payables to credit card network	4,755,304	3,313,608
Borrowings and financing	147,140	96,877
Securitized borrowings	10,011	79,726
Total	14,380,870
Total		9,075,145
Other financial assets at amortized cost		22,870
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Compulsory deposits at central banks
Credit card receivables	4,161,785	2,720,518
Loans to customers	1,324,513	$ 242,305
Other financial assets at amortized cost
Deposits in electronic money
RDB and RDB-V
Time deposit
Payables to credit card network
Borrowings and financing
Securitized borrowings
Total